Income Taxes - Movements of Valuation Allowance (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowance, Beginning Balance	20,628,460	30,450,912	22,781,569
Addition	4,753,930	6,933,591	11,271,562
Deduction	(8,584,922)	(4,721,120)	(2,328,266)
Reversal	(11,159,024)	(6,903,561)
Expiration of tax loss	(1,258,230)	(5,131,362)	(1,273,953)
Change in tax rate	(1,070,764)
Valuation allowance, Ending Balance	3,309,450	20,628,460	30,450,912